Share-Based Payments - Equity-Settled Move SAP Plan (Move) (Details)	12 Months Ended
Dec. 31, 2022 item
RSU Equity Settled | Waiting period of six months
SHARE-BASED PAYMENTS
Vesting period	3 years
Granted RSU Equity Settled | Tranche One
SHARE-BASED PAYMENTS
Vesting period	6 months
Granted RSU Equity Settled | Tranche Two | Waiting period of six months
SHARE-BASED PAYMENTS
Vesting period	3 years
Performance Share Units (PSUs) Equity Settled
SHARE-BASED PAYMENTS
Number of KPIs	2
Performance Share Units (PSUs) Equity Settled | Tranche One
SHARE-BASED PAYMENTS
Vesting period	1 year
Performance Share Units (PSUs) Equity Settled | Tranche Two | Waiting period of 12 months
SHARE-BASED PAYMENTS
Vesting period	3 years